SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 32,792	$ 35,558	$ 34,916
Long-lived assets	14,402	14,646
North America [Member]
Revenues	14,835	16,042	15,902
Europe [Member]
Revenues	11,393	10,396	8,913
Long-lived assets	1,382	1,268
APAC [Member]
Revenues	3,863	6,571	8,387
South And Latin America [Member]
Revenues	2,197	1,334	1,296
Israel [Member]
Revenues	302	1,195	317
Long-lived assets	65	170
Others [Member]
Revenues	202	20	$ 101
Long-lived assets	0	69
USA [Member]
Long-lived assets	1,791	1,764
Canada [Member]
Long-lived assets	$ 11,164	$ 11,375